Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 189.4	$ 205.9
3 months or less
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	108.4	120.6
3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	35.3	31.9
More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	45.7	53.4
Equity total return swaps - short positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	84.6
Equity total return swaps - short positions | 3 months or less
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	58.0
Equity total return swaps - short positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	26.6
Equity total return swaps - short positions | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Equity total return swaps - long positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	18.0	3.0
Equity total return swaps - long positions | 3 months or less
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8.3	0.0
Equity total return swaps - long positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	9.7	3.0
Equity total return swaps - long positions | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
U.S. treasury bond forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	1.7
U.S. treasury bond forward contracts | 3 months or less
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	1.7
U.S. treasury bond forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
U.S. treasury bond forward contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Foreign currency forward and swap contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	136.0	114.5
Foreign currency forward and swap contracts | 3 months or less
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	74.3	59.3
Foreign currency forward and swap contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	16.1	1.9
Foreign currency forward and swap contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	45.6	53.3
Other derivative contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	35.4	2.1
Other derivative contracts | 3 months or less
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	25.8	1.6
Other derivative contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	9.5	0.4
Other derivative contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.1	$ 0.1